Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Summary of Revenues From Contracts With Customers Disaggregated by Material Revenue Category

The following table presents the Group’s revenues from contracts with customers disaggregated by material revenue category:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Colocation services	1,701,911	2,649,371	4,197,502	608,581
Colocation rental	124,991	114,681	203,381	29,487
Others	4,175	88,225	150,779	21,861
	1,831,077	2,852,277	4,551,662	659,929